Accumulated Other Comprehensive Loss - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Equity [Abstract]
Reclassified out of AOCI	$ 0	$ 0	$ 0	$ 0